DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, Business Prior to the Business Combination (Details) - USD ($)	Jun. 24, 2019	Dec. 31, 2020	Dec. 31, 2019
Business Prior to the Business Combination [Abstract]
Gross proceeds from initial public offering	$ 250,000,000
Transaction costs	13,103,088
Underwriting fees	4,554,500
Deferred underwriting fees	7,970,375
Other costs	578,213
Net proceeds deposited in trust account	$ 250,000,000	$ 252,292,955	$ 251,865,941
Private Placement Warrants [Member]
Business Prior to the Business Combination [Abstract]
Share price (in dollars per share)	$ 1.00
Warrants issued (in shares)	6,954,500
Gross proceeds from issuance of warrants	$ 6,954,500
Initial Public Offering [Member]
Business Prior to the Business Combination [Abstract]
Units issued (in shares)	25,000,000
Initial Public Offering [Member] | Public Shares [Member]
Business Prior to the Business Combination [Abstract]
Units issued (in shares)	25,000,000
Share price (in dollars per share)	$ 10.00
Redemption price (in dollars per share)	$ 10.00
Over-Allotment Option [Member] | Public Shares [Member]
Business Prior to the Business Combination [Abstract]
Units issued (in shares)	2,500,000
Share price (in dollars per share)	$ 10.00